Annual Total Returns - Voya Corporate Leaders 100 Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya Corporate Leaders 100 Fund - Class P3	Sep. 30, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017
2018
2019	29.25%
2020	12.45%